STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Stock-based compensation to third parties (Details)				12 Months Ended
	Jul. 26, 2023 USD ($) employee shares	Mar. 15, 2023 USD ($) employee shares	Jun. 13, 2022 employee shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) shares
Shares issued accounts for share-based payment exchanged for services | shares						550,000
Estimated fair value of shares						$ 3,149,000
Compensation cost					$ 791,754	1,257,989
Compensation cost capitalized				$ 0	$ 510,120	$ 787,880
2021 Equity Incentive Plan
Estimated fair value of shares	$ 654,583	$ 1,185,150
2021 Equity Incentive Plan | Employees
Shares issued accounts for share-based payment exchanged for services | shares	1,019,600	1,580,200	1,407,200
Number of employees | employee	12	12	12
Number of shares authorized to be granted to employees | shares	4,200,000	4,200,000	4,200,000